Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

Note 5. Goodwill and Intangible Assets

        Goodwill and intangible assets that are not amortized are subject to assessment for impairment by applying a fair-value based test on an annual basis or more frequently if circumstances indicate a potential impairment. The Company's annual assessment date is October 1. There were no goodwill or trade name impairment charges recorded in continuing operations in the nine months ended September 30, 2014 and 2013. There were no accumulated impairment losses recorded in continuing operations as of September 30, 2014.

        The table below summarizes the goodwill balances for continuing operations by reportable segment and for Other Operations and Headquarters:

(In millions)	Terminix	American Home Shield	Franchise Services Group	Total
Balance as of December 31, 2013	$1,480	$348	$190	$2,018
Acquisitions	15	34	1	50
Other(1)	(1)	—	—	(1)

Balance as of September 30, 2014	$1,494	$382	$191	$2,067

(1)
Reflects the impact of foreign exchange rates.

        The table below summarizes the other intangible asset balances for continuing operations:

	Estimated Remaining Useful Lives (Years)	As of September 30, 2014			As of December 31, 2013
(In millions)		Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Trade names(1)	N/A	$1,608	$—	$1,608	$1,608	$—	$1,608
Customer relationships	3 - 10	532	(479)	53	512	(447)	65
Franchise agreements	20 - 25	88	(58)	30	88	(54)	34
Other	4 - 30	46	(31)	15	41	(27)	14

Total		$2,274	$(568)	$1,706	$2,249	$(528)	1,721

(1)
Not subject to amortization.

        In the nine months ended September 30, 2014, the TruGreen Business recorded a pre-tax non-cash trade name impairment charge of $139 million ($84 million, net of tax) in discontinued operations, net of income taxes. In the nine months ended September 30, 2013, the TruGreen Business recorded a pre-tax non-cash goodwill and trade name impairment charge of $673 million ($521 million, net of tax) in discontinued operations, net of income taxes.

Note 4. Goodwill and Intangible Assets

        Goodwill and intangible assets that are not amortized are subject to assessment for impairment by applying a fair-value based test on an annual basis or more frequently if circumstances indicate a potential impairment. The Company's annual assessment date is October 1. There were no goodwill or trade name impairment charges recorded to continuing operations during the years ended December 31, 2013, 2012 and 2011. During the years ended December 31, 2013 and 2012, the increase in goodwill and other intangible assets related primarily to tuck-in acquisitions completed throughout the period by Terminix and Franchise Services Group.

        The table below summarizes the goodwill balances for continuing operations by reportable segment and for Other Operations and Headquarters:

(In millions)	Terminix	American Home Shield	Franchise Services Group	Total
Balance at December 31, 2011	$1,424	$348	$188	$1,960
Acquisitions	34	—	1	35

Balance at December 31, 2012	1,458	348	189	1,995
Acquisitions	22	—	2	24
Other(1)	—	—	(1)	(1)

Balance at December 31, 2013	$1,480	$348	$190	$2,018

(1)
Reflects the impact of foreign exchange rate changes.

        There were no accumulated impairment losses recorded in continuing operations as of December 31, 2013, 2012 or 2011.

        The table below summarizes the other intangible asset balances for continuing operations:

	Estimated Remaining Useful Lives (Years)	December 31, 2013			December 31, 2012
(In millions)		Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Trade names(1)	N/A	$1,608	$—	$1,608	$1,608	$—	$1,608
Customer relationships	3 - 10	512	(447)	65	504	(407)	97
Franchise agreements	20 - 25	88	(54)	34	88	(49)	39
Other	4 - 30	41	(27)	14	36	(22)	14

Total		$2,249	$(528)	$1,721	$2,236	$(478)	$1,758

(1)
Not subject to amortization.

        Amortization expense of $51 million, $58 million and $83 million was recorded in the years ended December 31, 2013, 2012 and 2011, respectively. For the existing intangible assets, the Company anticipates amortization expense of $48 million, $27 million, $8 million, $6 million and $4 million in 2014, 2015, 2016, 2017 and 2018, respectively.

        In the years ended December 31, 2013, 2012 and 2011, the TruGreen Business recorded impairment charges of $673 million ($521 million, net of tax), $909 million ($764 million, net of tax) and $37 million ($22 million, net of tax), respectively, in discontinued operations, net of income taxes. In the year ended December 31, 2011, the TruGreen LandCare business recorded an impairment charge of $34 million ($21 million, net of tax in discontinued operations, net of income taxes).